SHORT-TERM AND LONG-TERM DEBT - Lease Debt Financing Facilities (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 2,862,240	$ 2,163,688
60 Million Reverse Stock Loan Facility
Debt Instrument [Line Items]
Common shares loan to affiliate	11.8
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65,000
Term of lease or charter	6 years
Long-term debt	$ 43,800	49,400
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65,000
Term of lease or charter	6 years
Long-term debt	$ 44,100	49,500
$23.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 23,500
Term of lease or charter	3 years
Long-term debt	$ 11,800	16,300
$25.3 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 25,300
Term of lease or charter	3 years
Long-term debt	$ 13,400	18,000
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120,000
Term of lease or charter	8 years
Long-term debt	$ 97,900	108,400
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120,000
Term of lease or charter	8 years
Long-term debt	$ 99,400	109,700
$45 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 45,000
Term of lease or charter	5 years
Long-term debt	$ 36,700	41,700
$38.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 38,500
Term of lease or charter	9 years
Long-term debt	$ 34,700	37,300
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72,200
Term of lease or charter	12 years
Long-term debt	$ 67,700	71,200
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72,200
Term of lease or charter	12 years
Long-term debt	$ 68,500	72,000
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77,500
Term of lease or charter	12 years
Long-term debt	$ 73,900	0
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77,500
Term of lease or charter	12 years
Long-term debt	$ 74,700	0
$37 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 37,000
Term of lease or charter	8 years
Long-term debt	$ 35,600	0
Lease debt financing
Debt Instrument [Line Items]
Long-term debt	$ 702,200	$ 573,500